Investment in associated companies - Statement of Operations (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 169	$ 269	$ 222	$ 615	$ 632	$ 907	$ 961	$ 1,254
Net operating income/(loss)	$ 37	$ 20	$ (4)	$ 45	$ (250)	(156)	(4,481)	(296)
Net income/(loss)						$ (587)	$ (4,659)	$ (1,219)
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage						50.00%	50.00%	50.00%
Share of results from Sonadrill (net of tax)						$ 5	$ (2)	$ (1)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill ownership percentage						50.00%	50.00%	50.00%
Share of results from Sonadrill (net of tax)						$ (2)	$ 2	$ 0
Sonadrill
Schedule of Equity Method Investments [Line Items]
Operating revenues						94	56	22
Net operating income/(loss)						18	(2)	(1)
Net income/(loss)						11	(5)	(2)
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Operating revenues						142	44	0
Net operating income/(loss)						(4)	6	0
Net income/(loss)						$ (4)	$ 4	$ 0